PROSPECTUS SUPPLEMENT DATED SEPTEMBER 20, 2007

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUND LISTED BELOW:

AIM LIBOR Alpha Fund

This supplement supersedes and replaces in its entirety the supplement dated April 24, 2007.

Effective October 1, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on pages 6 and 7 of the prospectus:

"Investment decisions for the fund are made by the investment management team at INVESCO Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Brendan D. Gau (lead manager), Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1996. As lead manager, Mr. Gau generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Gau may perform these functions, and the nature of these functions, may change from time to time.

     - Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2002.

     - Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1999.

     - Mark Gilley, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1996.

          Mr. Friedli, Mr. Gau and Mr. Gilley are dual employees of AIM and INVESCO Institutional.

          The portfolio managers are assisted by the advisor's Taxable Investment Grade Bond Team.

          More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 20, 2007

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUND LISTED BELOW:

AIM International Total Return Fund

This supplement supersedes and replaces in its entirety the supplement dated April 10, 2007.

Effective October 1, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on pages 6 and 7 of the prospectus:

"Investment decisions for the fund are made by the investment management team at INVESCO Limited. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Russel Matthews (lead manager), Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2000. As lead manager, Mr. Matthews generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Matthews may perform these functions, and the nature of these functions, may change from time to time.

     - Mark R. Nash, Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2001.

          More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 20, 2007

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF EACH OF THE FUNDS LISTED BELOW:

AIM International Total Return Fund
AIM LIBOR Alpha Fund

This supplement supersedes and replaces in its entirety the supplement dated April 24, 2007.

Effective October 1, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - INTERNATIONAL TOTAL RETURN" on page 14 of the prospectus:

"Investment decisions for the fund are made by the investment management team at INVESCO Limited.

     - Russel Matthews (lead manager), Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2000. As lead manager, Mr. Matthews generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Matthews may perform these functions, and the nature of these functions, may change from time to time.

     - Mark R. Nash, Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2001."

Effective October 1, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - LIBOR ALPHA" on page 14 of the prospectus:

"Investment decisions for the fund are made by the investment management team at INVESCO Institutional.

     - Brendan D. Gau (lead manager), Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1996. As lead manager, Mr. Gau generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Gau may perform these functions, and the nature of these functions, may change from time to time.

     - Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2002.

     - Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1999.

     - Mark Gilley, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1996.

     Mr. Friedli, Mr. Gau and Mr. Gilley are dual employees of AIM and INVESCO Institutional.

     The portfolio managers are assisted by the advisor's Taxable Investment Grade Bond Team."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED SEPTEMBER 20, 2007

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, P, R, INVESTOR, AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM International Total Return Fund
AIM LIBOR Alpha Fund

This supplement supersedes and replaces in its entirety the supplements dated April 10, 2007 and April 24, 2007.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM INTERNATIONAL TOTAL RETURN FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2006 (except as noted):

                                OTHER REGISTERED      OTHER POOLED
                                  MUTUAL FUNDS         INVESTMENT
                 DOLLAR RANGE      (ASSETS IN       VEHICLES (ASSETS      OTHER ACCOUNTS
                      OF           MILLIONS)          IN MILLIONS)     (ASSETS IN MILLIONS)
                  INVESTMENTS  -----------------  -------------------  --------------------
   "PORTFOLIO       IN EACH    NUMBER OF          NUMBER OF            NUMBER OF
    MANAGERS        FUND(1)     ACCOUNTS  ASSETS   ACCOUNTS   ASSETS    ACCOUNTS    ASSETS
   ----------    ------------  ---------  ------  ---------  --------  ---------  ---------
                          AIM INTERNATIONAL TOTAL RETURN FUND
Russel Matthews      None         None     None       11     $4,330.0     113     $11,180.0
Mark R. Nash(2)      None         None     None        2     $  460.0       1     $   300.0

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Nash will begin serving as portfolio manager on October 1, 2007. Ownership information for Mr. Nash has been provided as of August 31, 2007."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM LIBOR ALPHA FUND" on page H-1 and H-2 of the Statement of Additional Information. The following table reflects information as of August 31, 2007:

                                   OTHER REGISTERED       OTHER POOLED
                                     MUTUAL FUNDS          INVESTMENT        OTHER ACCOUNTS
                   DOLLAR RANGE      (ASSETS IN         VEHICLES (ASSETS       (ASSETS IN
                        OF            MILLIONS)           IN MILLIONS)          MILLIONS)
                    INVESTMENTS  -------------------  -------------------  ------------------
   "PORTFOLIO         IN EACH    NUMBER OF            NUMBER OF            NUMBER OF
    MANAGERS          FUND(1)     ACCOUNTS   ASSETS    ACCOUNTS   ASSETS    ACCOUNTS  ASSETS
   ----------      ------------  ---------  --------  ---------  --------  ---------  -------
                                    AIM LIBOR ALPHA FUND
Chuck Burge(2)         None         None     None           3    $2,550.0        2    $526.0
Jan H. Friedli(2)      None            9    $4,474.6        2    $1,252.6     None      None
Brendan D. Gau(2)      None            9    $4,474.6        2    $1,252.6     None      None
Mark Gilley(2)         None         None     None        None        None     None      None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Burge, Mr. Friedli, Mr. Gau and Mr. Gilley will begin serving as portfolio managers on October 1, 2007."